Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

24          Borrowings

	2021	2022
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	23,470	3,248

Other borrowings
- secured	54,137	25,862
	77,607	29,110
Current
Bank borrowings
- secured	82,680	108,534

Other borrowings
- secured	73,528	64,232
	156,208	172,766
	233,815	201,876

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was as 7.8% at 31 December 2022.

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 12 and Note 14);
(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 35(d));
(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting, Mr Zhou Xichun (Note 35(d)); and
(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 35(d)).

Other borrowings are secured by the following:

(i)	property, plant and equipment of the Group (Note 12); and
(ii)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 35(d)).